COLLATERAL SECURITY FOR BORROWINGS	12 Months Ended
Dec. 31, 2023
COLLATERAL SECURITY FOR BORROWINGS
Collateral security for borrowings
NOTE 20 – COLLATERAL SECURITY FOR BORROWINGS
The total carrying amount for vessels which have been provided as security for borrowings amounts to USD 2,070m as of December 31, 2023 (2022: USD 1,856m, 2021: USD 1,928m), including transferred ownership under sale and leaseback arrangements accounted for as financing transactions, where the vessels are not derecognized and where vessels are provided as security for lease debt.
USD 0.7m (2022: USD 0.7m) in floating charge in Marine Exhaust Technology A/S have been provided as security for loans to other lenders.
USD 0.4m (2022: USD 0.4m) in floating charge in Marine Exhaust Technology A/S have been provided as security for loans to banks.
10,500 shares (2022: 10,500 shares) in ME Production A/S with a book value of 2.1m (2022: USD 2.1m) have been provided as security for loans to the lenders of Marine Exhaust Technology A/S.
USD 6.6m (2022: USD 6.4m) in floating charge in ME Production A/S with a book value of 10.5m (2022: USD 10.2m) have been provided as security for loans to banks.
Please refer to Note 1 for further information.